June 30, 2006		•	Pacific Select Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (Unaudited)

	International		Growth	Equity	Small-Cap	Fasciano	Multi-
	Value	Equity	LT	Index	Index	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
International Value Portfolio	$1,203,058
Equity Portfolio		$33,299
Growth LT Portfolio			$1,398,513
Equity Index Portfolio				$1,180,531
Small-Cap Index Portfolio					$601,031
Fasciano Small Equity Portfolio						$57,795
Multi-Strategy Portfolio							$124,811
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	724
Other	68	—	43	27	19	—	—

Total Assets	1,203,126	33,299	1,398,556	1,180,558	601,050	57,795	125,535

LIABILITIES
Payables:
Fund shares purchased	—	—	—	—	—	—	724
Mortality and expense risk fees	667	18	793	673	330	30	69

Total Liabilities	667	18	793	673	330	30	793

NET ASSETS	$1,202,459	$33,281	$1,397,763	$1,179,885	$600,720	$57,765	$124,742

Units Outstanding	42,140	3,840	38,483	29,239	46,283	5,103	3,089

Accumulation Unit Value	$28.54	$8.67	$36.32	$40.35	$12.98	$11.32	$40.39

Cost of Investments	$1,015,314	$31,209	$2,210,729	$1,020,803	$476,708	$52,189	$110,587

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2006 (Unaudited)

	Main Street®	Emerging	Managed	Inflation	Money	High Yield
	Core	Markets	Bond	Managed	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street® Core Portfolio	$523,010
Emerging Markets Portfolio		$108,947
Managed Bond Portfolio			$759,432
Inflation Managed Portfolio				$123,178
Money Market Portfolio					$276,156
High Yield Bond Portfolio						$144,353
Receivables:
Other	10	13	—	—	—	—

Total Assets	523,020	108,960	759,432	123,178	276,156	144,353

LIABILITIES
Payables:
Mortality and expense risk fees	293	60	435	70	163	81

Total Liabilities	293	60	435	70	163	81

NET ASSETS	$522,727	$108,900	$758,997	$123,108	$275,993	$144,272

Units Outstanding	12,151	6,131	22,277	3,630	14,057	4,407

Accumulation Unit Value	$43.02	$17.76	$34.07	$33.91	$19.63	$32.74

Cost of Investments	$506,138	$92,370	$776,124	$133,685	$276,280	$149,831

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)

	International		Growth	Equity	Small-Cap	Fasciano	Multi-
	Value	Equity	LT	Index	Index	Small Equity	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$513	$5	$5,113	$—	$1,149	$9	$—
EXPENSES
Mortality and expense risk fees	4,137	99	5,085	4,215	2,029	185	428

Net Investment Income (Loss)	(3,624)	(94)	28	(4,215)	(880)	(176)	(428)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(46)	33	(63,627)	(2,810)	1,094	135	169
Realized gain distributions	—	—	—	16,953	—	—	—

Realized Gain (Loss)	(46)	33	(63,627)	14,143	1,094	135	169

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	96,595	(19)	57,314	16,533	40,670	1,176	(844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,925	($80)	($6,285)	$26,461	$40,884	$1,135	($1,103)

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2006 (Unaudited)

	Main Street	Emerging	Managed	Inflation	Money	High Yield
	Core	Markets	Bond	Managed	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$16	$171	$13,056	$1,961	$6,354	$5,186
EXPENSES
Mortality and expense risk fees	1,785	381	2,682	415	1,077	492

Net Investment Income (Loss)	(1,769)	(210)	10,374	1,546	5,277	4,694

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(632)	690	(741)	14	118	(7)
Realized gain distributions	—	18,231	—	3,753	—	—

Realized Gain (Loss)	(632)	18,921	(741)	3,767	118	(7)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,634	(20,491)	(15,489)	(7,793)	109	(2,839)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,233	($1,780)	($5,856)	($2,480)	$5,504	$1,848

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	International Value		Equity		Growth LT		Equity Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,624)	$12,839	($94)	($68)	$28	($6,945)	($4,215)	$8,925
Realized gain (loss)	(46)	(33,495)	33	30	(63,627)	(142,780)	14,143	(45,811)
Change in unrealized appreciation (depreciation) on investments	96,595	109,116	(19)	958	57,314	244,987	16,533	82,351

Net Increase (Decrease) in Net Assets Resulting from Operations	92,925	88,460	(80)	920	(6,285)	95,262	26,461	45,465

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	10,130	(1,279)	16,599	—	(3,871)	7,534	(11,572)	121,555
Transfers—policy charges and deductions	(4,870)	(11,340)	(93)	(166)	(3,855)	(10,451)	(3,304)	(7,851)
Transfers—surrenders	—	(178,165)	—	—	—	(179,970)	—	(134,122)
Transfers—other	297	(1,950)	—	—	(28,006)	(30,626)	(16,041)	(19,545)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,557	(192,734)	16,506	(166)	(35,732)	(213,513)	(30,917)	(39,963)

NET INCREASE (DECREASE) IN NET ASSETS	98,482	(104,274)	16,426	754	(42,017)	(118,251)	(4,456)	5,502

NET ASSETS
Beginning of Period/Year	1,103,977	1,208,251	16,855	16,101	1,439,780	1,558,031	1,184,341	1,178,839

End of Period/Year	$1,202,459	$1,103,977	$33,281	$16,855	$1,397,763	$1,439,780	$1,179,885	$1,184,341

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small-Cap Index		Fasciano Small Equity		Multi-Strategy		Main Street Core
	Variable Account		Variable Account (1)		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005	2006 (2)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($880)	($2,210)	($176)	($717)	($428)	($406)	($1,769)	$645
Realized gain (loss)	1,094	40,262	135	9,879	169	22,667	(632)	(91,369)
Change in unrealized appreciation (depreciation) on investments	40,670	(30,271)	1,176	(10,078)	(844)	(14,359)	15,634	112,008

Net Increase (Decrease) in Net Assets Resulting from Operations	40,884	7,781	1,135	(916)	(1,103)	7,902	13,233	21,284

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	14,187	10,629	11,520	11,025	8,265	(1,065)	10,610	17,673
Transfers—policy charges and deductions	(3,233)	(9,530)	(294)	(2,173)	(709)	(8,170)	(2,357)	(8,414)
Transfers—surrenders	—	(320,761)	—	(93,284)	—	(386,614)	—	(330,815)
Transfers—other	18,565	7,131	(28)	(1,858)	609	(2,400)	12,226	(5,115)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	29,519	(312,531)	11,198	(86,290)	8,165	(398,249)	20,479	(326,671)

NET INCREASE (DECREASE) IN NET ASSETS	70,403	(304,750)	12,333	(87,206)	7,062	(390,347)	33,712	(305,387)

NET ASSETS
Beginning of Period/Year	530,317	835,067	45,432	132,638	117,680	508,027	489,015	794,402

End of Period/Year	$600,720	$530,317	$57,765	$45,432	$124,742	$117,680	$522,727	$489,015

(1)	Formerly named Aggressive Equity Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Emerging Markets		Managed Bond		Inflation Managed		Money Market
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($210)	$269	$10,374	$20,226	$1,546	$6,698	$5,277	$9,042
Realized gain (loss)	18,921	5,853	(741)	23,575	3,767	45,681	118	218
Change in unrealized appreciation (depreciation) on investments	(20,491)	19,549	(15,489)	(29,248)	(7,793)	(47,406)	109	22

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,780)	25,671	(5,856)	14,553	(2,480)	4,973	5,504	9,282

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—	16,517	—
Transfers between variable and fixed accounts, net	19,183	9,666	(1,869)	3,499	8,531	14,419	(88,387)	(121,560)
Transfers—policy charges and deductions	(503)	(708)	(2,544)	(5,117)	(578)	(5,800)	(1,845)	(5,447)
Transfers—surrenders	—	—	—	—	—	(270,426)	—	(51,484)
Transfers—other	(19)	27	(604)	(9,255)	(15)	255	5,332	54,738

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,661	8,985	(5,017)	(10,873)	7,938	(261,552)	(68,383)	(123,753)

NET INCREASE (DECREASE) IN NET ASSETS	16,881	34,656	(10,873)	3,680	5,458	(256,579)	(62,879)	(114,471)

NET ASSETS
Beginning of Period/Year	92,019	57,363	769,870	766,190	117,650	374,229	338,872	453,343

End of Period/Year	$108,900	$92,019	$758,997	$769,870	$123,108	$117,650	$275,993	$338,872

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Bond
	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2006 (1)	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,694	$8,522
Realized gain (loss)	(7)	29
Change in unrealized depreciation on investments	(2,839)	(6,346)

Net Increase in Net Assets Resulting from Operations	1,848	2,205

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	6,675	3,425
Transfers—policy charges and deductions	(912)	(1,740)
Transfers—other	(10)	—

Net Increase in Net Assets Derived from Policy Transactions	5,753	1,685

NET INCREASE IN NET ASSETS	7,601	3,890

NET ASSETS
Beginning of Period/Year	136,671	132,781

End of Period/Year	$144,272	$136,671

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

				Ratios of	Ratios of
	AUV at	Number		Investment	Expenses
	End of	of	Total	Income	to Average
	Period/	Units	Net	to Average	Net	Total
For the Period or Year Ended	Year	Outstanding	Assets	Net Assets (1)	Assets (1)	Returns (2)

International Value
01/01/2006 - 06/30/2006 (Unaudited)	$28.54	42,140	$1,202,459	0.09%	0.70%	8.41%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%
2002	16.51	154,361	2,548,880	0.93%	0.70%	(14.53%)
2001(3)	19.32	166,870	3,224,276	1.02%	0.70%	(22.86%)

Equity
01/01/2006 - 06/30/2006 (Unaudited)	$8.67	3,840	$33,281	0.04%	0.70%	1.60%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%
2002	6.25	1,267	7,925	0.05%	0.70%	(27.24%)
2001(3)	8.60	14,046	120,752	0.05%	0.70%	(21.45%)

Growth LT
01/01/2006 - 06/30/2006 (Unaudited)	$36.32	38,483	$1,397,763	0.71%	0.70%	(0.43%)
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%
2002	23.38	50,138	1,172,256	0.99%	0.70%	(29.51%)
2001(3)	33.17	53,683	1,780,762	1.10%	0.70%	(29.40%)

Equity Index
01/01/2006 - 06/30/2006 (Unaudited)	$40.35	29,239	$1,179,885	0.00%	0.70%	2.23%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%
2002	27.13	116,121	3,150,729	1.31%	0.70%	(22.92%)
2001(3)	35.20	119,910	4,221,274	1.06%	0.70%	(11.83%)

Small-Cap Index
01/01/2006 - 06/30/2006 (Unaudited)	$12.98	46,283	$600,720	0.40%	0.70%	7.64%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%

Fasciano Small Equity (4)
01/01/2006 - 06/30/2006 (Unaudited)	$11.32	5,103	$57,765	0.03%	0.70%	2.76%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%
2002	6.92	11,060	76,508	0.00%	0.70%	(25.66%)
2001 (3)	9.31	10,342	96,224	0.00%	0.70%	(17.53%)

Multi-Strategy
01/01/2006 - 06/30/2006 (Unaudited)	$40.39	3,089	$124,742	0.00%	0.70%	(0.82%)
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%
2002	29.59	17,915	530,174	1.65%	0.70%	(13.70%)
2001 (3)	34.29	33,220	1,139,281	2.49%	0.70%	(1.49%)

Main Street Core (4)
01/01/2006 - 06/30/2006 (Unaudited)	$43.02	12,151	$522,727	0.01%	0.70%	2.70%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%
2002	29.01	39,252	1,138,848	0.61%	0.70%	(28.95%)
2001(3)	40.84	63,567	2,596,148	0.69%	0.70%	(8.54%)

Emerging Markets
01/01/2006 - 06/30/2006 (Unaudited)	$17.76	6,131	$108,900	0.32%	0.70%	(0.47%)
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
2002	5.67	3,733	21,174	0.67%	0.70%	(3.84%)
2001(3)	5.90	20,946	123,583	0.17%	0.70%	(9.98%)

Managed Bond
01/01/2006 - 06/30/2006 (Unaudited)	$34.07	22,277	$758,997	3.43%	0.70%	(0.76%)
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%
2003	32.19	22,983	739,810	4.32%	0.70%	5.51%
2002	30.51	25,736	785,206	4.57%	0.70%	10.19%
2001(3)	27.69	28,951	801,698	5.13%	0.70%	5.92%

Inflation Managed (4)
01/01/2006 - 06/30/2006 (Unaudited)	$33.91	3,630	$123,108	3.32%	0.70%	(2.07%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%
2003	31.45	11,123	349,777	0.09%	0.70%	7.51%
2002	29.25	11,544	337,668	1.08%	0.70%	14.69%
2001(3)	25.51	11,520	293,854	3.67%	0.70%	3.55%

Money Market
01/01/2006 - 06/30/2006 (Unaudited)	$19.63	14,057	$275,993	4.16%	0.70%	1.81%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%
2002	18.81	49,721	935,453	1.41%	0.70%	0.71%
2001(3)	18.68	34,294	640,704	3.78%	0.70%	3.13%

High Yield Bond
01/01/2006 - 06/30/2006 (Unaudited)	$32.74	4,407	$144,272	7.42%	0.70%	1.37%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%
2002	24.51	228,243	5,593,606	8.71%	0.70%	(3.67%)
2001 (3)	25.44	233,109	5,930,451	9.84%	0.70%	0.46%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E charges assessed through the daily AUV calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Total returns were calculated through 12/28/2001, the last business day of the fiscal year for the Separate Account.

(4)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account; prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account, and prior to 01/01/02, it was named Equity Income Variable Account; and prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2006 is comprised of thirteen subaccounts called Variable Accounts: International Value, Equity, Growth LT, Equity Index, Small-Cap Index, Fasciano Small Equity, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, and High Yield Bond Variable Accounts. Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
5.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2006, were as follows:

Variable Accounts	Purchases	Sales
International Value	$10,454	$4,897
Equity	16,580	74
Growth LT	8,141	43,873
Equity Index	262	31,179
Small-Cap Index	32,164	2,645
Fasciano Small Equity	11,588	390
Multi-Strategy	8,952	787
Main Street Core	22,817	2,338
Emerging Markets	19,369	708
Managed Bond	5,100	10,117
Inflation Managed	8,461	523
Money Market	9,407	77,790
High Yield Bond	6,660	907
6.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period or year ended June 30, 2006 and December 31, 2005 were as follows:

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

International Value	666	(469)	197	826	(8,769)	(7,943)
Equity	1,875	(11)	1,864	—	(21)	(21)
Growth LT	429	(1,414)	(985)	446	(6,648)	(6,202)
Equity Index	912	(1,677)	(765)	3,319	(4,356)	(1,037)
Small-Cap Index	3,154	(850)	2,304	4,865	(32,666)	(27,801)
Fasciano Small Equity (1)	1,013	(34)	979	1,791	(9,940)	(8,149)
Multi-Strategy	217	(18)	199	403	(10,369)	(9,966)
Main Street Core	532	(55)	477	536	(8,823)	(8,287)
Emerging Markets	1,928	(953)	975	1,321	(682)	639
Managed Bond	1,397	(1,543)	(146)	158	(480)	(322)
Inflation Managed	469	(236)	233	438	(8,045)	(7,607)
Money Market	1,126	(4,640)	(3,514)	11,448	(17,879)	(6,431)
High Yield Bond	351	(176)	175	107	(55)	52

(1)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

Semi-Annual Report
as of June 30, 2006

•	Pacific Select Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company Life Insurance Operations Center P.O. Box 7500 Newport Beach, California 92658-7500 ADDRESS SERVICE REQUESTED

Form No. 15-21759-07